Income Taxes (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Argentina
Income tax rate	30.00%	30.00%	35.00%
Effective Tax Rate On Corporate Assets		1.00%
Tax rate on revenues		3.00%	5.00%	5.00%
Paraguay
Options to determine income tax liabilities		Under the first option income tax liabilities for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights are considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay. Alternatively, only 30% of revenues derived from international freights are considered Paraguayan sourced.
Income tax rate		10.00%
Tax rate on revenues		1.00%
Corporate Income Tax Rate		10.00%
Brazil
Corporate Income Tax Rate		34.00%
If carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay | Revenue
Amount concentration percentage		50.00%
Alternative scenario | Revenue
Amount concentration percentage		30.00%
From 2020 onwards | Argentina
Income tax rate		25.00%
From January 2019 | Argentina
Tax rate on revenues		2.00%